Advisor Class Shares | T. Rowe Price Tax-Free High Yield Fund, Inc.
T. Rowe Price Tax-Free High Yield Fund—Advisor Class SUMMARY
Investment Objective
The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- T. Rowe Price Tax-Free High Yield Fund, Inc. T. Rowe Price Tax-Free High Yield Fund-Advisor Class}	Advisor Class Shares T. Rowe Price Tax-Free High Yield Fund, Inc. T. Rowe Price Tax-Free High Yield Fund-Advisor Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- T. Rowe Price Tax-Free High Yield Fund, Inc. T. Rowe Price Tax-Free High Yield Fund-Advisor Class}	Advisor Class Shares T. Rowe Price Tax-Free High Yield Fund, Inc. T. Rowe Price Tax-Free High Yield Fund-Advisor Class
Management fees	0.59%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	1.03%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- T. Rowe Price Tax-Free High Yield Fund, Inc. T. Rowe Price Tax-Free High Yield Fund-Advisor Class}	1 year	3 years	5 years	10 years
Advisor Class Shares | T. Rowe Price Tax-Free High Yield Fund, Inc. | T. Rowe Price Tax-Free High Yield Fund-Advisor Class | USD ($)	105	328	569	1,259

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 3.7% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
Although the fund may purchase securities of any maturity, the fund invests primarily in longer-term municipal securities. The fund generally seeks higher yielding municipal bonds, including those that are rated noninvestment grade (BB and lower, or an equivalent rating) by a major credit rating agency or by T. Rowe Price, known as “junk” bonds, and may buy these bonds in default as long as they do not exceed 10% of the fund’s total assets.

Investment decisions reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest. For example, if interest rates are expected to fall, the fund may purchase longer-term securities (to the extent consistent with the fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities.

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. However, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher-yielding or lower-yielding securities or certain sectors.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting the overall securities markets, or particular industries or sectors.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. These conditions can lessen the financial strength of a municipality and increase the credit risk of the securities it issues.

The fund is exposed to much greater credit risk than most other municipal bond funds because of its focus on below investment-grade “junk” bonds. Municipalities issuing “junk” bonds are usually not as strong financially and are more likely to suffer an adverse change in financial condition. As a result, “junk” bonds carry a higher risk of default and should be considered speculative.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipality. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction costs; utilities are subject to governmental rate regulation; and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as significant trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. The secondary market for certain municipal bonds tends to be less developed and less liquid than many other bond markets. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Tax-Free High Yield Fund—Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	3/31/14	5.58%
Worst Quarter	6/30/13	-4.54%
The fund’s return for the three months ended 3/31/15 was 1.37%.
Average Annual Total Returns Periods ended December 31, 2014
In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Total Returns {- T. Rowe Price Tax-Free High Yield Fund, Inc. T. Rowe Price Tax-Free High Yield Fund-Advisor Class} - Advisor Class Shares - T. Rowe Price Tax-Free High Yield Fund, Inc.	1 Year	Since inception		Inception Date
T. Rowe Price Tax-Free High Yield Fund-Advisor Class	14.67%	5.05%		Aug. 08, 2012
T. Rowe Price Tax-Free High Yield Fund-Advisor Class | Returns after taxes on distributions	14.67%	5.04%		Aug. 08, 2012
T. Rowe Price Tax-Free High Yield Fund-Advisor Class | Returns after taxes on distributions and sale of fund shares	10.15%	4.78%		Aug. 08, 2012
Barclays 65% High-Grade/35% High-Yield Index (reflects no deduction for fees, expenses, or taxes)	10.71%	3.98%
Lipper High Yield Municipal Debt Funds Average	14.21%	4.31%	[1]	Jul. 31, 2012
[1]	Returns as of 7/31/12.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.